Derivative Instruments - Interest Rate Swap Agreements (Detail) - Interest Rate Swaps [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative [Line Items]
Notional Amount	$ 2,218,357,000
Fair Value / Carrying Amount of Assets (Liability)	$ (235,998,000)
Swap Agreement One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 950,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (163,868,000)
Weighted- Average Remaining Term (years)	6 years 8 months 12 days
Fixed Interest Rate	3.90%
Swap Agreement Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 1,268,357,000
Fair Value / Carrying Amount of Assets (Liability)	$ (72,130,000)
Weighted- Average Remaining Term (years)	5 years 8 months 12 days
Fixed Interest Rate	2.60%